Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies
17.	Commitments and contingencies

(a)	Commitments

The Company did not have any significant commitments, long-term obligations, or guarantees as of June 30, 2023.

(b)	Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of June 30, 2023, the Company is not a party to any material legal or administrative proceedings.